Putnam
U.S. Core
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/02.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
October 31, 2001 (Unaudited)

COMMON STOCKS (93.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (2.5%)
-------------------------------------------------------------------------------------------------------------------
              5,050 Raytheon Co.                                                                      $     162,863

Banking (7.1%)
-------------------------------------------------------------------------------------------------------------------
              5,900 Comerica, Inc.                                                                          271,931
             10,650 U.S. Bancorp                                                                            189,357
                                                                                                      -------------
                                                                                                            461,288

Broadcasting (2.5%)
-------------------------------------------------------------------------------------------------------------------
              4,300 Clear Channel Communications, Inc. (NON)                                                163,916

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
             11,550 Compaq Computer Corp.                                                                   101,063

Conglomerates (8.8%)
-------------------------------------------------------------------------------------------------------------------
             11,610 Tyco International, Ltd. (Bermuda)                                                      570,512

Consumer Goods (2.4%)
-------------------------------------------------------------------------------------------------------------------
              2,750 Colgate-Palmolive Co.                                                                   158,180

Electric Utilities (3.6%)
-------------------------------------------------------------------------------------------------------------------
              6,000 Duke Energy Corp.                                                                       230,460

Electronics (9.1%)
-------------------------------------------------------------------------------------------------------------------
              5,750 Celestica, Inc. (Canada) (NON)                                                          197,340
              5,500 Flextronics International, Ltd. (Singapore) (NON)                                       109,450
             17,200 Motorola, Inc.                                                                          281,564
                                                                                                      -------------
                                                                                                            588,354

Financial (5.4%)
-------------------------------------------------------------------------------------------------------------------
              7,600 Citigroup, Inc.                                                                         345,952

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
                900 Kraft Foods, Inc. Class A                                                                30,375

Health Care Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
              2,500 HCA, Inc.                                                                                99,150

Insurance (6.7%)
-------------------------------------------------------------------------------------------------------------------
              3,700 American International Group, Inc.                                                      290,820
              1,607 XL Capital, Ltd. Class A (Bermuda)                                                      139,584
                                                                                                      -------------
                                                                                                            430,404

Oil & Gas (4.9%)
-------------------------------------------------------------------------------------------------------------------
              5,800 Exxon Mobil Corp.                                                                       228,810
              1,750 Royal Dutch Petroleum Co. ADR (Netherlands)                                              88,393
                                                                                                      -------------
                                                                                                            317,203

Pharmaceuticals (9.3%)
-------------------------------------------------------------------------------------------------------------------
              3,050 American Home Products Corp.                                                            170,282
              3,950 Johnson & Johnson                                                                       228,745
              4,900 Pfizer, Inc.                                                                            205,310
                                                                                                      -------------
                                                                                                            604,337

Regional Bells (4.0%)
-------------------------------------------------------------------------------------------------------------------
              4,170 SBC Communications, Inc.                                                                158,919
              2,000 Verizon Communications, Inc.                                                             99,620
                                                                                                      -------------
                                                                                                            258,539

Retail (13.3%)
-------------------------------------------------------------------------------------------------------------------
                 50 CVS Corp.                                                                                 1,195
              4,200 Home Depot, Inc. (The)                                                                  160,566
              8,600 Kroger Co. (NON)                                                                        210,356
              4,800 Lowe's Companies, Inc.                                                                  163,680
             18,200 Rite Aid Corp. (NON)                                                                    100,464
              6,700 TJX Companies, Inc. (The)                                                               226,460
                                                                                                      -------------
                                                                                                            862,721

Software (2.4%)
-------------------------------------------------------------------------------------------------------------------
              2,700 Microsoft Corp. (NON)                                                                   157,005

Telecommunications (3.7%)
-------------------------------------------------------------------------------------------------------------------
             13,500 Nextel Communications, Inc. Class A (NON)                                               107,325
              5,800 Sprint Corp. (PCS Group) (NON)                                                          129,340
                                                                                                      -------------
                                                                                                            236,665

Tobacco (4.4%)
-------------------------------------------------------------------------------------------------------------------
              6,100 Philip Morris Companies, Inc.                                                           285,480
                                                                                                      -------------
                    Total Common Stocks (cost $6,375,291)                                             $   6,064,467

UNITS (4.7%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
              3,000 Celestica, Inc. 144A Structured Call Warrants
                    (issued by UBS AG), expiration 11/16/01                                           $      96,990
              5,900 Flextronics International, Ltd. Structured Call
                    Warrants (issued by UBS AG), expiration
                    11/26/01                                                                                114,313
             11,000 Rite Aid, Ltd. 144A Structured Call Warrants
                    (issued by UBS AG), expiration 11/23/01                                                  59,620
              9,800 Royal Caribbean Cruises, Ltd. 144A Structured
                    Call Warrants (issued by UBS AG),
                    expiration 1/17/03                                                                       35,280
                                                                                                      -------------
                    Total Units (cost $311,732)                                                       $     306,203

SHORT-TERM INVESTMENTS (1.9%) (a) (cost $124,704)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           124,954 Short-term investments held as collateral for
                    loaned securities with yields ranging from
                    2.19% to 3.93% and due dates ranging from
                    November 2, 2001 to December 26, 2001 (d)                                         $     124,704
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,811,727) (b)                                           $   6,495,374
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,473,103.

  (b) The aggregate identified cost on a tax basis is $6,908,839, resulting in gross unrealized appreciation and depreciation of $45,517 and $458,982, respectively, or net unrealized depreciation of $413,465.

(NON) Non-income-producing security.

  (d) See footnote E to the financial statements.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $117,949 of
securities on loan (identified cost $6,811,727) (Note 1)                        $ 6,495,374
-------------------------------------------------------------------------------------------
Dividends receivable                                                                  3,904
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      363,795
-------------------------------------------------------------------------------------------
Total assets                                                                      6,863,073

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                    135,212
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    105,869
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,035
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            3,009
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,465
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  124,704
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               13,673
-------------------------------------------------------------------------------------------
Total liabilities                                                                   389,970
-------------------------------------------------------------------------------------------
Net assets                                                                      $ 6,473,103

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 8,808,409
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          8,246
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (2,027,199)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (316,353)
-------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                      $ 6,473,103

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,473,103 divided by 842,820 shares)                                                $7.68
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $7.68)*                                        $8.15
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $626)                                           $   38,189
-------------------------------------------------------------------------------------------
Interest                                                                              2,973
-------------------------------------------------------------------------------------------
Securities lending                                                                      241
-------------------------------------------------------------------------------------------
Total investment income                                                              41,403

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     23,723
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,182
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       956
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Auditing                                                                             10,453
-------------------------------------------------------------------------------------------
Other                                                                                 4,091
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (10,538)
-------------------------------------------------------------------------------------------
Total expenses                                                                       33,887
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (730)
-------------------------------------------------------------------------------------------
Net expenses                                                                         33,157
-------------------------------------------------------------------------------------------
Net investment income                                                                 8,246
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (729,989)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (536,945)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (1,266,934)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,258,688)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       October 31         April 30
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                               $       8,246    $       4,749
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (729,989)      (1,170,185)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (536,945)        (399,791)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (1,258,688)      (1,565,227)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                                     --           (4,749)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --         (578,632)
--------------------------------------------------------------------------------------------------
In excess of realized gain on investments                                      --          (44,623)
--------------------------------------------------------------------------------------------------
From return of capital                                                         --           (9,551)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         892,565        2,792,823
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (366,123)         590,041

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   $ 6,839,226      $ 6,249,185
--------------------------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $8,246 and $--, respectively)                    $ 6,473,103      $ 6,839,226
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                     Six months
                                       ended                              For the period
Per-share                            October 31                            May 4, 1998+
operating performance               (Unaudited)    Year ended April 30     to April 30
----------------------------------------------------------------------------------------
                                        2001         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.43       $12.34       $10.73        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (loss)(a)(d)       .01          .01         (.04)        (.01)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.76)       (2.01)        3.16         2.29
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.75)       (2.00)        3.12         2.28
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net investment income                --         (.01)          --           --
----------------------------------------------------------------------------------------
From net realized gains on investments    --         (.83)       (1.51)        (.05)
----------------------------------------------------------------------------------------
In excess of net realized gains on
investments                               --         (.06)          --           --
----------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --
----------------------------------------------------------------------------------------
Total distributions                       --         (.91)       (1.51)        (.05)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.68        $9.43       $12.34       $10.73
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.56)*     (17.60)       31.12        26.96*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,473       $6,839       $6,249       $3,251
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .50*        1.00         1.00          .99*
----------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(d)             .12*         .06         (.31)        (.06)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                184.17*      344.39       256.50       267.29*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income and loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.01, $0.04, $0.06 and $0.07 per share for the periods ended October
    31, 2001, April 30, 2001, April 30, 2000 and April 30, 1999,
    respectively (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Core Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund invests primarily in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes offer long-term growth potential in excess of market averages or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term growth.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At October 31, 2001, the value of securities loaned amounted to $117,949. The fund received cash collateral of $124,704 which is pooled with collateral of other Putnam funds into 48 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2002 to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, and payments under the Trust's distribution plan would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended October 31, 2001, the fund's expenses were reduced by $730 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended October 31, 2001, Putnam Retail Management, acting as underwriter, received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $13,098,381 and $12,055,070, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended October 31, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    183,665          $1,408,520
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               183,665           1,408,520

Shares
repurchased                                    (66,491)           (515,955)
---------------------------------------------------------------------------
Net increase                                   117,174            $892,565
---------------------------------------------------------------------------

                                                 Year ended April 30, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    364,081          $4,439,406
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   54,820             637,555
---------------------------------------------------------------------------
                                               418,901           5,076,961

Shares
repurchased                                   (199,600)         (2,284,138)
---------------------------------------------------------------------------
Net increase                                   219,301          $2,792,823
---------------------------------------------------------------------------

At October 31, 2001, Putnam Investments, LLC owned 290,925 shares of the fund (34.5% of shares outstanding), valued at $2,234,304.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin Scott
Vice President

Michael Nance
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam U.S. Core Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

76268  21F  12/01



Putnam
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/02.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
October 31, 2001 (Unaudited)

COMMON STOCKS (97.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (2.6%)
-------------------------------------------------------------------------------------------------------------------
                520 Lockheed Martin Corp.                                                             $      25,360
                220 Newport News Shipbuilding, Inc.                                                          15,224
                180 United Technologies Corp.                                                                 9,700
                                                                                                      -------------
                                                                                                             50,284

Banking (1.9%)
-------------------------------------------------------------------------------------------------------------------
                290 Bank of New York Company, Inc. (The)                                                      9,863
                297 Fifth Third Bancorp                                                                      16,757
                257 State Street Corp.                                                                       11,704
                                                                                                      -------------
                                                                                                             38,324

Beverage (2.7%)
-------------------------------------------------------------------------------------------------------------------
                150 Anheuser-Busch Companies, Inc.                                                            6,249
                340 Pepsi Bottling Group, Inc. (The)                                                         15,803
                655 PepsiCo, Inc.                                                                            31,905
                                                                                                      -------------
                                                                                                             53,957

Biotechnology (3.4%)
-------------------------------------------------------------------------------------------------------------------
                635 Amgen, Inc. (NON)                                                                        36,081
                300 Applera Corp.-Applied Biosystems Group                                                    8,754
                125 Invitrogen Corp. (NON)                                                                    7,668
                370 MedImmune, Inc. (NON)                                                                    14,519
                                                                                                      -------------
                                                                                                             67,022

Broadcasting (2.3%)
-------------------------------------------------------------------------------------------------------------------
                558 Clear Channel Communications, Inc. (NON)                                                 21,271
              1,000 Echostar Communications Corp. Class A (NON)                                              23,190
                                                                                                      -------------
                                                                                                             44,461

Commercial and Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
                175 eBay, Inc. (NON)                                                                          9,184
                160 Macrovision Corp. (NON)                                                                   3,938
                                                                                                      -------------
                                                                                                             13,122

Communications Equipment (3.8%)
-------------------------------------------------------------------------------------------------------------------
              2,700 Cisco Systems, Inc. (NON)                                                                45,684
                590 QUALCOMM, Inc. (NON)                                                                     28,981
                                                                                                      -------------
                                                                                                             74,665

Computers (3.6%)
-------------------------------------------------------------------------------------------------------------------
              1,015 Dell Computer Corp. (NON)                                                                24,340
                364 Emulex Corp. (NON)                                                                        8,620
                690 McDATA Corp. Class A (NON)                                                               10,150
                100 Network Appliance, Inc. (NON)                                                             1,330
              1,050 Sun Microsystems, Inc. (NON)                                                             10,658
                400 VeriSign, Inc. (NON)                                                                     15,484
                                                                                                      -------------
                                                                                                             70,582

Conglomerates (6.2%)
-------------------------------------------------------------------------------------------------------------------
              2,049 General Electric Co.                                                                     74,604
                961 Tyco International, Ltd. (Bermuda)                                                       47,224
                                                                                                      -------------
                                                                                                            121,828

Consumer Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------
                250 Colgate-Palmolive Co.                                                                    14,380
                200 Estee Lauder Companies, Inc. (The) Class A                                                6,450
                                                                                                      -------------
                                                                                                             20,830

Consumer Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
                463 TMP Worldwide, Inc. (NON)                                                                13,821

Electronics (10.4%)
-------------------------------------------------------------------------------------------------------------------
                300 Alpha Industries, Inc. (NON)                                                              6,984
                180 Broadcom Corp. Class A (NON)                                                              6,194
                340 Celestica, Inc. (Canada) (NON)                                                           11,669
                560 GlobeSpan, Inc. (NON)                                                                     6,698
                375 Integrated Device Technology, Inc. (NON)                                                 10,444
              2,282 Intel Corp.                                                                              55,726
                280 Intersil Corp. Class A (NON)                                                              9,170
                550 Linear Technology Corp.                                                                  21,340
                545 Marvell Technology Group, Ltd. (Bermuda) (NON)                                           13,265
                395 Maxim Integrated Products, Inc. (NON)                                                    18,071
                650 Micron Technology, Inc. (NON)                                                            14,794
                600 Motorola, Inc.                                                                            9,822
                500 RF Micro Devices, Inc. (NON)                                                             10,220
                230 W.W. Grainger, Inc.                                                                       9,959
                                                                                                      -------------
                                                                                                            204,356

Energy (0.1%)
-------------------------------------------------------------------------------------------------------------------
                110 Rowan Companies, Inc. (NON)                                                               1,858

Entertainment (1.4%)
-------------------------------------------------------------------------------------------------------------------
                727 Viacom, Inc. Class B (NON)                                                               26,543

Financial (2.4%)
-------------------------------------------------------------------------------------------------------------------
                620 Citigroup, Inc.                                                                          28,222
                235 Fannie Mae                                                                               19,026
                                                                                                      -------------
                                                                                                             47,248

Food (0.8%)
-------------------------------------------------------------------------------------------------------------------
                450 Kraft Foods, Inc. Class A                                                                15,188

Health Care Services (2.2%)
-------------------------------------------------------------------------------------------------------------------
                388 HCA, Inc.                                                                                15,388
                260 McKesson Corp.                                                                            9,617
                130 Trigon Healthcare, Inc. (NON)                                                             7,981
                100 Wellpoint Health Networks, Inc. (NON)                                                    11,159
                                                                                                      -------------
                                                                                                             44,145

Insurance (2.2%)
-------------------------------------------------------------------------------------------------------------------
                555 American International Group, Inc.                                                       43,623

Investment Banking/Brokerage (1.5%)
-------------------------------------------------------------------------------------------------------------------
                276 Goldman Sachs Group, Inc. (The)                                                          21,572
                135 Lehman Brothers Holdings, Inc.                                                            8,432
                                                                                                      -------------
                                                                                                             30,004

Leisure (0.6%)
-------------------------------------------------------------------------------------------------------------------
                280 Harley-Davidson, Inc.                                                                    12,673

Media (3.4%)
-------------------------------------------------------------------------------------------------------------------
              1,649 AOL Time Warner, Inc. (NON)                                                              51,465
                670 Fox Entertainment Group, Inc. Class A (NON)                                              14,747
                                                                                                      -------------
                                                                                                             66,212

Medical Technology (2.0%)
-------------------------------------------------------------------------------------------------------------------
                765 Medtronic, Inc.                                                                          30,830
                300 Zimmer Holdings, Inc. (NON)                                                               9,273
                                                                                                      -------------
                                                                                                             40,103

Oil & Gas (0.1%)
-------------------------------------------------------------------------------------------------------------------
                 50 EOG Resources, Inc.                                                                       1,769

Pharmaceuticals (20.1%)
-------------------------------------------------------------------------------------------------------------------
                150 Allergan, Inc.                                                                           10,769
                670 American Home Products Corp.                                                             37,406
                191 Andrx Group (NON)                                                                        12,402
                190 Enzon, Inc. (NON)                                                                        11,752
              1,215 Johnson & Johnson                                                                        70,361
                360 King Pharmaceuticals, Inc. (NON)                                                         14,036
                610 Lilly (Eli) & Co.                                                                        46,665
                320 Merck & Co., Inc.                                                                        20,419
              2,554 Pfizer, Inc.                                                                            107,003
              1,725 Schering-Plough Corp.                                                                    64,136
                                                                                                      -------------
                                                                                                            394,949

Regional Bells (0.6%)
-------------------------------------------------------------------------------------------------------------------
                330 SBC Communications, Inc.                                                                 12,576

Restaurants (0.6%)
-------------------------------------------------------------------------------------------------------------------
                650 Starbucks Corp. (NON)                                                                    11,128

Retail (8.5%)
-------------------------------------------------------------------------------------------------------------------
                290 99 Cents Only Stores (NON)                                                               10,310
                195 AutoZone, Inc. (NON)                                                                     11,413
                525 Bed Bath & Beyond, Inc. (NON)                                                            13,157
                425 Kohls Corp. (NON)                                                                        23,634
                410 Lowe's Companies, Inc.                                                                   13,981
                850 Office Depot, Inc. (NON)                                                                 11,560
              1,661 Rite Aid Corp. (NON)                                                                      9,169
                575 Talbots, Inc. (The)                                                                      16,388
                620 Venator Group, Inc. (NON)                                                                 8,990
                959 Wal-Mart Stores, Inc.                                                                    49,293
                                                                                                      -------------
                                                                                                            167,895

Semiconductor (0.7%)
-------------------------------------------------------------------------------------------------------------------
                345 KLA-Tencor Corp. (NON)                                                                   14,097

Software (6.8%)
-------------------------------------------------------------------------------------------------------------------
                270 Activision, Inc. (NON)                                                                    9,761
                385 Check Point Software Technologies, Ltd. (Israel) (NON)                                   11,365
              1,760 Microsoft Corp. (NON)                                                                   102,344
                100 PeopleSoft, Inc. (NON)                                                                    2,977
                232 VERITAS Software Corp. (NON)                                                              6,584
                                                                                                      -------------
                                                                                                            133,031

Technology Services (1.8%)
-------------------------------------------------------------------------------------------------------------------
                600 Accenture, Ltd. Class A (Bermuda) (NON)                                                  10,542
                260 Automatic Data Processing, Inc.                                                          13,432
                890 KPMG Consulting, Inc. (NON)                                                              10,965
                                                                                                      -------------
                                                                                                             34,939

Telecommunications (0.6%)
-------------------------------------------------------------------------------------------------------------------
                555 Sprint Corp. (PCS Group) (NON)                                                           12,377

Tobacco (1.5%)
-------------------------------------------------------------------------------------------------------------------
                630 Philip Morris Companies, Inc.                                                            29,484
                                                                                                      -------------
                    Total Common Stocks (cost $1,899,529)                                             $   1,913,094

UNITS (0.1%) (a) (cost $1,992)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                 30 Lehman Brothers Holdings, Inc. 144A Structured
                    Warrants (issued by Lehman Brothers
                    Finance S.A.), expiration 9/2/02                                                  $       1,874

SHORT-TERM INVESTMENTS (3.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            48,681 Short-term investments held as collateral for
                    loaned securities with yields ranging from 2.19%
                    to 3.93% and due dates from November 2, 2001
                    to December 26, 2001 (d)                                                          $      48,584
             29,000 Interest in $500,000,000 joint tri-party repurchase agreement dated October 31, 2001 with
                    Credit Suisse First Boston due
                    November 1, 2001 with respect to various
                    U.S. Government obligations -- maturity
                    value of $29,002 for an effective yield of 2.62%                                         29,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $77,584)                                       $      77,584
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,979,105) (b)                                           $   1,992,552
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,966,964.

  (b) The aggregate identified cost on a tax basis is $1,971,381 resulting in gross unrealized appreciation and depreciation of $167,176 and $146,005, respectively, or net unrealized appreciation of $21,171.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) See footnote E to the financial statements.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $46,808 of
securities on loan (identified cost $1,979,105 (Note 1)                         $ 1,992,552
-------------------------------------------------------------------------------------------
Cash                                                                                    591
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            69,275
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                        7,747
-------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                      3,862
-------------------------------------------------------------------------------------------
Total assets                                                                      2,074,027

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     41,584
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              487
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,465
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   48,584
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               14,940
-------------------------------------------------------------------------------------------
Total liabilities                                                                   107,063
-------------------------------------------------------------------------------------------
Net assets                                                                      $ 1,966,964

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 3,069,771
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (3,755)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                             (1,112,499)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           13,447
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $ 1,966,964

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,966,964 divided by 314,459 shares)                                                $6.26
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $6.26)*                                $6.64
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                         $   5,792
-------------------------------------------------------------------------------------------
Interest                                                                                430
-------------------------------------------------------------------------------------------
Securities lending                                                                       88
-------------------------------------------------------------------------------------------
Total investment income                                                               6,310

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,071
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,767
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       955
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               3,001
-------------------------------------------------------------------------------------------
Auditing                                                                             11,102
-------------------------------------------------------------------------------------------
Legal                                                                                 1,671
-------------------------------------------------------------------------------------------
Other                                                                                    72
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (15,129)
-------------------------------------------------------------------------------------------
Total expenses                                                                       11,530
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,465)
-------------------------------------------------------------------------------------------
Net expenses                                                                         10,065
-------------------------------------------------------------------------------------------
Net investment loss                                                                  (3,755)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (287,799)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (301,009)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (588,808)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(592,563)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       October 31         April 30
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                   $    (3,755)     $   (24,361)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (287,799)        (712,284)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (301,009)        (993,035)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                     (592,563)      (1,729,680)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --         (201,534)
--------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --         (107,151)
--------------------------------------------------------------------------------------------------
From return of capital                                                         --           (2,815)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)               (9,888)         157,068
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                             (602,451)      (1,884,112)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                     2,569,415        4,453,527
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $3,755 and $--, respectively)                                  $1,966,964      $ 2,569,415
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                            October 31                           May 4, 1998+
operating performance               (Unaudited)    Year ended April 30    to April 30
----------------------------------------------------------------------------------------
                                        2001         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.13       $14.51       $10.42        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)(d)              (.01)        (.08)        (.07)        (.02)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.86)       (5.27)        4.16         1.94
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.87)       (5.35)        4.09         1.92
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (0.67)          --           --
----------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --         (.35)          --           --
----------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --
----------------------------------------------------------------------------------------
Total distributions                       --        (1.03)          --           --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.26        $8.13       $14.51       $10.42
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (23.00)*     (38.90)       39.25        22.59*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,967       $2,569       $4,454       $2,563
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .50*        1.00         1.00          .99*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)            (.16)*       (.64)        (.55)        (.20)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.55*      123.30        89.57       108.03*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ending
    October 31, 2001, April 30, 2001, April 30, 2000 and April 30, 1999
    reflect a reduction of $0.05, $0.09, $0.14 and $0.08 per share, respectively (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes offer long-term growth potential in excess of market averages.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At October 31, 2001, the value of securities loaned amounted to $46,808. The fund received cash collateral of $48,584 which is pooled with collateral of other Putnam funds into 48 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended October 31, 2001, the fund's expenses were reduced by $1,465 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,321,220 and $1,313,865, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended October 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      3,576            $ 25,789
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                 3,576              25,789

Shares
repurchased                                     (5,083)            (35,677)
---------------------------------------------------------------------------
Net decrease                                    (1,507)           $ (9,888)
---------------------------------------------------------------------------

                                                 Year ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     25,057           $ 330,161
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   27,349             311,500
---------------------------------------------------------------------------
                                                52,406             641,661

Shares
repurchased                                    (43,378)           (484,593)
---------------------------------------------------------------------------
Net increase                                     9,028           $ 157,068
---------------------------------------------------------------------------

At October 31, 2001, Putnam Investments, LLC owned 256,572 shares of the fund (81.6% of shares outstanding), valued at $1,606,141.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

Jeffrey R. Lindsey
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Anthony R. Sellito, III
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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